UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.7%
AUSTRALIA 15.1%
REAL ESTATE
DIVERSIFIED 5.3%
Australand Property Group	1,795,253	$7,036,079
BGP Holdings PLC (EUR)(a),(b),(c)	56,622,235	0
Cromwell Property Group	1,935,539	1,725,416
Dexus Property Group	18,933,411	18,670,836
Mirvac Group	11,836,139	18,704,457
		46,136,788
INDUSTRIALS 2.8%
Goodman Group	5,690,820	25,029,120

RETAIL 6.0%
CFS Retail Property Trust	7,712,268	13,531,692
Federation Centres Ltd.	7,718,166	16,918,454
Westfield Group	2,318,271	22,082,100
		52,532,246
SELF STORAGE 1.0%
National Storage REIT	8,801,371	9,106,155
TOTAL AUSTRALIA		132,804,309

BERMUDA 0.6%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	387,294	5,580,906

CANADA 3.9%
REAL ESTATE
DIVERSIFIED 2.2%
Canadian Real Estate Investment Trust	402,698	16,417,547
H&R Real Estate Investment Trust	135,145	2,794,586
		19,212,133
INDUSTRIALS 0.3%
Dundee Industrial Real Estate Investment Trust	352,851	3,000,271

OFFICE 1.4%
Allied Properties Real Estate Investment Trust	382,156	11,926,171
TOTAL CANADA		34,138,575

	Number of Shares	Value
FRANCE 6.4%
REAL ESTATE
DIVERSIFIED 0.6%
Gecina SA	37,194	$4,943,364

RETAIL 5.8%
Klepierre	295,997	13,241,573
Unibail-Rodamco	147,247	38,214,721
		51,456,294
TOTAL FRANCE		56,399,658

GERMANY 4.4%
REAL ESTATE
OFFICE 1.5%
Alstria Office REIT AG(c)	971,704	13,025,235

RESIDENTIAL 2.9%
Deutsche Wohnen AG	826,986	17,737,759
LEG Immobilien AG(c)	116,645	7,649,341
		25,387,100
TOTAL GERMANY		38,412,335

HONG KONG 17.5%
REAL ESTATE
DIVERSIFIED 8.4%
Hang Lung Properties Ltd.	4,874,000	14,030,123
New World Development Co., Ltd.	7,307,303	7,371,401
Sun Hung Kai Properties Ltd.	2,352,256	28,884,243
Swire Properties Ltd.	2,956,800	8,478,249
Wharf Holdings Ltd.	2,379,900	15,263,917
		74,027,933
OFFICE 2.7%
Hongkong Land Holdings Ltd. (USD)	3,663,771	23,730,410

RESIDENTIAL 3.8%
China Overseas Land & Investment Ltd.	7,056,000	18,287,846
Shimao Property Holdings Ltd.	6,782,000	14,929,997
		33,217,843
RETAIL 2.6%
Link REIT	4,650,500	22,992,218
TOTAL HONG KONG		153,968,404

	Number of Shares	Value
IRELAND 0.3%
REAL ESTATE—DIVERSIFIED
Hibernia REIT PLC(c)	1,972,430	$2,874,922

JAPAN 24.6%
REAL ESTATE
DIVERSIFIED 17.7%
Hulic Co., Ltd.	800,400	10,987,003
Mitsubishi Estate Co., Ltd.	1,583,307	37,596,645
Mitsui Fudosan Co., Ltd.	1,711,597	52,217,771
Mori Hills REIT Investment Corp.	6,494	8,586,516
Nomura Real Estate Master Fund	12,873	13,235,491
Sumitomo Realty & Development Co., Ltd.	542,479	21,231,961
Tokyo Tatemono Co., Ltd.	1,336,000	11,447,316
		155,302,703
INDUSTRIALS 0.5%
Nippon Prologis REIT	2,169	4,378,271

OFFICE 2.0%
Hulic REIT(c)	2,268	3,098,270
Japan Real Estate Investment Corp.	2,064	10,386,359
Nippon Building Fund	60	313,968
Nomura Real Estate Office Fund	976	4,265,108
		18,063,705
RESIDENTIAL 1.1%
Advance Residence Investment	4,591	9,769,795

RETAIL 3.3%
AEON Mall Co., Ltd.	307,300	7,872,872
AEON REIT Investment Corp.	7,224	8,622,747
Japan Retail Fund Investment Corp.	6,412	12,636,484
		29,132,103
TOTAL JAPAN		216,646,577

MEXICO 0.8%
REAL ESTATE—OFFICE
Concentradora Fibra Danhos SA de CV	3,336,997	6,798,983

NETHERLANDS 2.9%
REAL ESTATE
OFFICE 2.1%
Nieuwe Steen Investments NV	2,991,066	18,121,997

	Number of Shares	Value
RETAIL 0.8%
Corio NV	160,556	$7,334,396
TOTAL NETHERLANDS		25,456,393

NORWAY 0.8%
REAL ESTATE—OFFICE
Norwegian Property ASA	5,624,647	6,810,296

SINGAPORE 4.7%
REAL ESTATE
DIVERSIFIED 2.6%
Capitaland Ltd.	9,744,000	22,442,387

HOTEL 0.0%
CDL Hospitality Trusts	798	1,052

INDUSTRIALS 1.5%
Global Logistic Properties Ltd.	6,376,991	13,458,239

RETAIL 0.6%
CapitaMall Trust	3,491,000	5,252,652
TOTAL SINGAPORE		41,154,330

SPAIN 1.8%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(c)	527,375	7,585,056
Lar Espana Real Estate Socimi SA(c)	610,291	8,727,163
TOTAL SPAIN		16,312,219

SWEDEN 2.7%
REAL ESTATE—DIVERSIFIED
Castellum AB	415,134	6,897,231
Hemfosa Fastigheter AB(c)	515,992	7,972,313
Kungsleden AB	1,041,858	8,614,404
TOTAL SWEDEN		23,483,948

UNITED KINGDOM 13.2%
REAL ESTATE
DIVERSIFIED 8.4%
British Land Co., PLC	1,975,210	21,552,098
Helical Bar PLC	777,802	4,846,464
Land Securities Group PLC	2,004,216	34,157,918
Londonmetric Property PLC	2,445,032	5,779,095
St. Modwen Properties PLC	1,118,711	7,460,237
		73,795,812

	Number of Shares	Value
OFFICE 0.8%
Derwent London PLC	162,240	$7,334,268

RETAIL 2.7%
Hammerson PLC	2,518,276	23,280,780

SELF STORAGE 1.3%
Big Yellow Group PLC	1,245,173	11,345,897
TOTAL UNITED KINGDOM		115,756,757
TOTAL COMMON STOCK (Identified cost—$736,771,432)		876,598,612

		Number of Rights
RIGHTS—HONG KONG 0.1%
REAL ESTATE—DIVERSIFIED
New World Development Co., Ltd.(b),(c)		2,435,768	502,447
TOTAL RIGHTS (Identified cost—$0)			502,447

TOTAL INVESTMENTS (Identified cost—$736,771,432)	99.8%		877,101,059

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		2,130,128

NET ASSETS	100.0%		$879,231,187

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.1% of the net assets of the Fund.

(c)          Non-income producing security.

Sector Summary	% of Net Assets
Diversified	50.1
Retail	21.8
Office	12.1
Residential	7.8
Industrials	5.1
Self Storage	2.3
Hotel	0.6
Other	0.2
100.0

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2014, there were $658,988,649 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2014.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock- Australia	$132,804,309	$—	$132,804,309	$—	(a)
Common Stock- France	56,399,658	—	56,399,658	—
Common Stock- Germany	38,412,335	13,025,235	25,387,100	—
Common Stock- Hong Kong	153,968,404	—	153,968,404	—
Common Stock- Japan	216,646,577	11,721,017	204,925,560	—
Common Stock- Netherlands	25,456,393	—	25,456,393	—
Common Stock- Singapore	41,154,330	—	41,154,330	—
Common Stock- Sweden	23,483,948	7,972,313	15,511,635	—
Common Stock- United Kingdom	115,756,757	12,306,701	103,450,056	—
Common Stock-Other Countries	72,515,901	72,515,901	—	—
Rights - Hong Kong	502,447	—	502,447	—
Total Investments(b)	$877,101,059	$117,541,167	$759,559,892	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$736,771,432
Gross unrealized appreciation	$156,248,661
Gross unrealized depreciation	(15,919,034)
Net unrealized appreciation	$140,329,627

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014